Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Consolidated Lease Cost

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the three and six months ended June 30, 2025 and 2024, respectively:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Lease Cost:
Amortization of Right-of-Use Assets	$105,070	$113,086	$200,727	$257,470
Interest on Lease Liabilities	222,933	242,939	455,278	467,115
Operating lease cost	27,983	19,333	57,627	19,333
Total lease cost(1)	$355,986	$375,358	$713,632	$743,918

(1)      Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of June 30, 2025 and 2024, respectively:

	June 30,
	2025	2024
Weighted-average remaining lease term – operating leases (in years)	4.8	5.8
Weighted-average discount rate – operating leases	22%	22%

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the years ended December 31, 2024, and 2023, respectively:

	Years Ended December 31,
	2024	2023
Lease Cost:
Amortization of Right-of-Use Assets	$508,156	$492,806
Interest on Lease Liabilities	896,673	1,000,997
Operating lease cost	76,353	2,042
Total lease cost(1)	$1,481,182	$1,495,845

(1)      Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of December 31, 2024 and 2023, respectively:

	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases (in years)	5.3	6
Weighted-average discount rate – operating leases	22%	22%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities for the remainder of 2025 and the years through 2029 and thereafter are as follows:

Years Ending	Amounts
2025	$682,685
2026	1,345,203
2027	1,329,535
2028	1,225,326
2029	1,203,001
thereafter	684,779
Total lease payments	$6,470,529
Less: Interest	(2,563,566)
Total Lease Liabilities	$3,906,963

Maturities of lease liabilities for the years through 2029 and thereafter are as follows:

Amounts
Years Ending
2025	$1,273,874
2026	1,257,726
2027	1,240,392
2028	1,225,327
2029	1,203,001
thereafter	684,779
Total lease payments	$6,885,099
Less: Interest	(2,943,539)
Total Lease Liabilities	$3,941,560